Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0002000638
Registrant Name	iShares Ethereum Trust ETF
Registration File Number	333-275583
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES